Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Borrowings	¥ 3,854,984	¥ 3,936,918
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	924	1,085	¥ 367
Total committed credit lines	463,643	464,677
Available credit lines	393,968	389,903
Long-term committed credit lines	356,164	¥ 380,062
Secured By Share
Debt Instrument [Line Items]
Secured debt	38,562
Secured Investments
Debt Instrument [Line Items]
Secured debt	37,013
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 94,000
Maturity year of loan	2077
Securities Pledged as Collateral
Debt Instrument [Line Items]
Investment in securities pledged for primarily collateral deposits	¥ 40,290
Loan Maturing in 5 Year | Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	60,000
Loan Maturing in 7 Year | Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 34,000